UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-01435

AMCAP Fund, Inc.
(Exact Name of Registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: February 28 or 29

Date of reporting period: May 31, 2006

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Eric A.S. Richards, Esq.
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds ®]

AMCAP Fund
Investment portfolio

May 31, 2006                                                                                                                                                unaudited

		Market value
Common stocks — 83.93%	Shares	(000)

CONSUMER DISCRETIONARY — 20.01%
Lowe’s Companies, Inc.	9,800,000	$ 610,344
Target Corp.	9,250,000	452,510
Best Buy Co., Inc.	7,444,300	394,548
Johnson Controls, Inc.	3,090,000	263,175
Carnival Corp., units	6,025,200	240,466
Harley-Davidson Motor Co.	3,666,900	182,795
Ross Stores, Inc.	5,775,000	163,144
Time Warner Inc.	8,647,500	148,823
Starbucks Corp.[1]	4,040,000	144,026
E.W. Scripps Co., Class A	3,100,000	143,468
Kohl’s Corp.[1]	2,625,000	140,936
OSI Restaurant Partners, Inc.[2]	3,750,000	137,550
YUM! Brands, Inc.	2,600,000	131,040
Dollar General Corp.	7,500,000	122,250
Walt Disney Co.	4,000,000	122,000
Liberty Media Holding Corp., Liberty Interactive, Class A1	3,500,000	62,860
Liberty Media Holding Corp., Liberty Capital, Class A1	700,000	55,699
Williams-Sonoma, Inc.	3,205,200	115,868
Brinker International, Inc.	3,125,000	114,688
IAC/InterActiveCorp[1]	3,635,000	93,892
Amazon.com, Inc.[1]	2,400,000	83,064
Fossil, Inc.[1,2]	4,415,000	80,485
Comcast Corp., Class A, special nonvoting stock[1]	2,500,000	80,000
Gentex Corp.	5,130,000	74,334
Clear Channel Communications, Inc.	2,362,500	72,765
Sonic Corp.[1]	3,000,000	65,520
CarMax, Inc.[1]	1,805,200	57,423
Expedia, Inc.[1]	3,635,000	51,653
Discovery Holding Co., Class A1	3,245,000	45,008
P.F. Chang’s China Bistro, Inc.[1]	1,000,000	41,410
Getty Images, Inc.[1]	600,000	39,402
Panera Bread Co., Class A1	500,000	32,380
International Game Technology	850,000	31,646
Michaels Stores, Inc.	750,000	29,153
Applebee’s International, Inc.	1,100,000	22,242
Gap, Inc.	850,000	15,470
		4,662,037

INFORMATION TECHNOLOGY — 17.64%
Oracle Corp.[1]	32,960,000	$ 468,691
Cisco Systems, Inc.[1]	22,804,300	448,789
Microsoft Corp.	17,720,000	401,358
Google Inc., Class A1	1,030,000	382,975
First Data Corp.	7,680,000	354,125
eBay Inc.[1]	6,300,000	206,703
Affiliated Computer Services, Inc., Class A1	3,610,000	180,211
Automatic Data Processing, Inc.	3,500,000	159,145
Texas Instruments Inc.	4,350,000	135,850
Intuit Inc.[1]	2,154,300	119,111
Linear Technology Corp.	3,200,000	108,000
Altera Corp.[1]	5,250,000	102,690
Yahoo! Inc.[1]	3,000,000	94,770
Intersil Corp., Class A	3,400,000	91,154
Microchip Technology Inc.	2,500,000	85,750
Analog Devices, Inc.	2,450,000	82,639
Maxim Integrated Products, Inc.	2,400,000	73,752
Adobe Systems Inc.[1]	2,328,043	66,652
Xilinx, Inc.	2,500,000	65,000
National Instruments Corp.	2,182,175	61,123
Paychex, Inc.	1,600,000	58,736
NAVTEQ Corp.[1]	1,349,700	56,350
Applied Materials, Inc.	2,700,000	45,657
Rogers Corp.[1]	750,000	42,720
EMC Corp.[1]	3,150,000	40,320
Jabil Circuit, Inc.	1,087,000	37,849
Solectron Corp.[1]	10,000,000	35,600
Cadence Design Systems, Inc.[1]	1,685,800	30,412
KLA-Tencor Corp.	700,000	28,728
Power Integrations, Inc.[1]	1,280,028	22,554
Sabre Holdings Corp., Class A	888,800	19,020
Sanmina-SCI Corp.[1]	1,000,000	4,700
		4,111,134

HEALTH CARE — 14.99%
WellPoint, Inc.[1]	6,700,000	479,586
UnitedHealth Group Inc.	8,300,000	364,868
Medtronic, Inc.	5,200,000	262,548
Medco Health Solutions, Inc.[1]	4,860,000	261,954
Forest Laboratories, Inc.[1]	4,600,000	172,408
Express Scripts, Inc.[1]	1,930,000	141,430
St. Jude Medical, Inc.[1]	4,024,200	137,225
Biogen Idec Inc.[1]	2,875,000	134,061
Cephalon, Inc.[1]	2,000,000	119,440
Caremark Rx, Inc.[1]	2,300,000	110,331
AmerisourceBergen Corp.	2,526,700	110,139
Medicis Pharmaceutical Corp., Class A2	3,625,000	108,097
Boston Scientific Corp.[1]	5,207,690	107,695
Roche Holding AG	682,000	106,456
Lincare Holdings Inc.[1]	2,800,000	104,440
Bristol-Myers Squibb Co.	4,225,000	103,724
IDEXX Laboratories, Inc.[1]	1,340,000	102,416
Genentech, Inc.[1]	1,000,000	82,960
Becton, Dickinson and Co.	1,200,000	72,516
Amgen Inc.[1]	1,035,000	69,956
Abbott Laboratories	1,400,000	59,780
McKesson Corp.	1,100,000	54,450
Celgene Corp.[1]	1,200,000	49,740
Eli Lilly and Co.	900,000	46,476
HCA Inc.	900,000	40,005
Kinetic Concepts, Inc.[1]	965,800	37,570
Johnson & Johnson	500,000	30,110
Henry Schein, Inc.[1]	500,000	23,045
		3,493,426

FINANCIALS — 8.79%
Fannie Mae	8,640,000	429,840
Capital One Financial Corp.	4,901,200	405,672
American International Group, Inc.	6,165,000	374,832
Golden West Financial Corp.	3,276,100	239,483
Freddie Mac	2,550,000	153,102
Wells Fargo & Co.	1,720,000	114,157
M&T Bank Corp.	959,230	110,408
Commerce Bancorp, Inc.	2,000,000	78,580
Bank of New York Co., Inc.	1,740,000	57,820
City National Corp.	510,000	37,092
Fidelity National Financial, Inc.	600,000	24,894
Arthur J. Gallagher & Co.	600,000	15,948
Alabama National BanCorporation	93,188	6,292
		2,048,120

ENERGY — 6.36%
Schlumberger Ltd.	6,180,000	405,223
FMC Technologies, Inc.[1]	2,735,000	182,534
Smith International, Inc.	4,239,670	173,657
Devon Energy Corp.	3,020,000	173,227
Apache Corp.	2,150,000	139,492
Newfield Exploration Co.[1]	2,965,000	126,694
Murphy Oil Corp.	2,200,000	116,006
Noble Corp.	1,200,000	83,436
EOG Resources, Inc.	962,900	63,224
ConocoPhillips	300,000	18,987
		1,482,480

CONSUMER STAPLES — 6.19%
CVS Corp.	8,250,000	230,175
PepsiCo, Inc.	3,300,000	199,518
Altria Group, Inc.	2,500,000	180,875
Avon Products, Inc.	4,000,000	126,800
Bunge Ltd.	2,059,000	116,539
L’Oréal SA	1,250,000	112,127
Costco Wholesale Corp.	1,600,000	84,688
Dean Foods Co.[1]	2,300,000	82,110
Church & Dwight Co., Inc.	1,981,900	71,646
Constellation Brands, Inc., Class A1	2,800,000	69,160
Walgreen Co.	1,600,000	64,960
Anheuser-Busch Companies, Inc.	1,187,800	54,211
Wal-Mart Stores, Inc.	1,000,000	48,450
		1,441,259

INDUSTRIALS — 5.15%
Robert Half International Inc.	6,800,000	$ 279,072
United Parcel Service, Inc., Class B	2,850,000	229,567
Precision Castparts Corp.	3,640,000	209,773
General Electric Co.	4,000,000	137,040
Avery Dennison Corp.	1,744,200	103,588
FedEx Corp.	790,000	86,323
United Technologies Corp.	1,000,000	62,520
Southwest Airlines Co.	3,685,000	59,329
Jacobs Engineering Group Inc.[1]	425,000	33,163
		1,200,375

TELECOMMUNICATION SERVICES — 1.75%
Sprint Nextel Corp., Series 1	8,235,008	174,664
Telephone and Data Systems, Inc., Special Common Shares	2,000,000	76,500
Telephone and Data Systems, Inc.	1,575,000	61,393
CenturyTel, Inc.	2,690,000	96,168
		408,725

MATERIALS — 0.27%
Sealed Air Corp.	1,200,000	61,884

UTILITIES — 0.16%
Duke Energy Corp.	1,299,000	36,658

MISCELLANEOUS — 2.62%
Other common stocks in initial period of acquisition		610,788

Total common stocks (cost: $15,515,436,000)		19,556,886

	Principal amount
Short-term securities — 15.60%	(000)

Federal Home Loan Bank 4.615%-5.01% due 6/2-8/25/2006	$486,361	483,036
Wal-Mart Stores Inc. 4.74%-4.97% due 6/6-7/18/2006[3]	269,000	268,145
Bank of America Corp. 4.815%-5.00% due 6/19-6/30/2006	210,800	210,092
Ranger Funding Co. LLC 4.98%-5.03% due 6/8-7/12/2006[3]	38,900	38,737
Variable Funding Capital Corp. 4.83%-5.025% due 6/5-7/20/2006[3]	236,000	234,954
Clipper Receivables Co., LLC 4.87%-5.00% due 6/1-7/20/2006[3]	210,000	209,221
Preferred Receivables Funding Corp. 4.85%-5.02% due 6/5-7/7/2006[3]	128,785	128,525
Park Avenue Receivables Co., LLC 4.97%-5.00% due 6/8-6/21/2006[3]	75,000	74,827
CAFCO, LLC 4.95%-5.045% due 7/7-7/24/2006[3]	125,000	124,207
Citigroup Funding Inc. 4.95% due 6/26/2006	50,000	49,824
Ciesco LLC 4.79% due 6/7/2006[3]	25,000	24,977
International Lease Finance Corp. 4.83%-5.04% due 6/1-7/24/2006	101,100	100,670
American General Finance Corp. 4.90%-5.07% due 6/14-8/1/2006	90,000	89,555
Wells Fargo Bank, N.A. 4.98%-5.02% due 6/13-6/29/2006	146,500	146,500
Edison Asset Securitization LLC 4.89%-5.06% due 6/16-7/25/2006[3]	127,716	127,153
General Electric Capital Corp. 5.06% due 6/1/2006	800	800
Fannie Mae 4.58%-4.97% due 6/12-9/18/2006	128,100	127,114
Private Export Funding Corp. 4.65%-4.88% due 6/1-7/11/2006[3]	105,200	104,723
Caterpillar Financial Services Corp. 4.93%-4.99% due 6/12-7/18/2006	101,670	101,241
Coca-Cola Co. 4.94% due 7/11/2006	50,000	49,716
Atlantic Industries 4.91% due 6/22/2006[3]	48,900	48,753
HSBC Finance Corp. 4.82% due 6/8-6/9/2006	97,700	97,593
NetJets Inc. 4.98%-5.04% due 7/14-7/28/2006[3]	85,000	84,388
Three Pillars Funding, LLC 5.01%-5.03% due 6/7-6/30/2006[3]	84,532	84,307
AT&T Inc. 4.93%-5.03% due 6/8-6/21/2006[3]	78,405	78,253
Hershey Co. 4.81%-4.94% due 6/9-6/22/2006[3]	76,900	76,740
BellSouth Corp. 4.91%-5.02% due 6/19-7/14/2006[3]	75,000	74,646
IBM Capital Inc. 4.70%-4.95% due 6/8-6/26/2006[3]	62,000	61,857
Scripps (E.W.) Co. 4.86%-5.00% due 6/7-7/6/2006[3]	61,896	61,743
Bank of New York Co., Inc. 4.93% due 6/12/2006	50,000	49,918
3M Co. 4.93% due 6/28/2006	50,000	49,808
Freddie Mac 4.80% due 7/26/2006	50,000	49,591
Chevron Funding Corp. 4.97% due 7/24/2006	50,000	49,583
FCAR Owner Trust I 5.04% due 7/17/2006	40,000	39,739
Becton, Dickinson and Co. 4.93% due 6/23/2006	11,500	11,464
United Parcel Service Inc. 4.94% due 6/26/2006	9,200	9,167
Anheuser-Busch Companies, Inc. 4.62% due 6/1/2006[3]	5,000	4,999
International Bank for Reconstruction and Development 4.71% due 6/12/2006	3,900	3,894
Federal Farm Credit Banks 4.73% due 6/28/2006	3,900	3,885
Gannett Co. 4.99% due 7/13/2006[3]	700	696

Total short-term securities (cost: $3,635,122,000)		3,635,041

Total investment securities (cost: $19,150,558,000)		23,191,927
Other assets less liabilities		110,401

Net assets		$23,302,328

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.
3Restricted security that can be resold only to institutional investors. In practice, these securities are typically as liquid as unrestricted securities in the portfolio. The total value of all restricted securities was $1,911,851,000, which represented 8.20% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended May 31, 2006, appear below.
						Market value
					Dividend	of affiliates
	Beginning			Ending	income	at 5/31/06
Company	shares	Purchases	Sales	shares	(000)	(000)

OSI Restaurant Partners	3,750,000	—	—	3,750,000	$487	$137,550
Medicis Pharmaceutical	3,625,000	—	—	3,625,000	109	108,097
Fossil	4,415,000	—	—	4,415,000	—	80,485
Power Integrations*	1,850,000	—	569,972	1,280,028	—	—
					$596	$326,132

*Unaffiliated issuer at 5/31/2006

Federal income tax information	(dollars in thousands)))

Gross unrealized appreciation on investment securities	$ 4,547,888
Gross unrealized depreciation on investment securities	(508,051)
Net unrealized appreciation on investment securities	4,039,837
Cost of investment securities for federal income tax purposes	19,152,090

MFGEFP-902-0706-S4568

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP FUND, INC.

By /s/ Claudia P. Huntington
Claudia P. Huntington, President and PEO

Date: July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Claudia P. Huntington
Claudia P. Huntington, President and PEO

Date: July 28, 2006

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and PFO

Date: July 28, 2006